Basis of Presentation and Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	18 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years